GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General And Administrative Expense [Line Items]
General and administrative expenses	$ 16,219	$ 28,586	$ 32,365
Payroll and related expenses
General And Administrative Expense [Line Items]
General and administrative expenses	7,035	10,521	11,974
Share-based payments
General And Administrative Expense [Line Items]
General and administrative expenses	1,560	3,971	5,732
Professional services and supply chain
General And Administrative Expense [Line Items]
General and administrative expenses	5,391	10,787	11,040
Medical affairs
General And Administrative Expense [Line Items]
General and administrative expenses	818	1,214	1,600
Office-related expenses
General And Administrative Expense [Line Items]
General and administrative expenses	958	1,434	1,438
Other
General And Administrative Expense [Line Items]
General and administrative expenses	$ 457	$ 659	$ 581